Annual Total Returns[BarChart] - Master Loan Fund - Class R6	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	12.09%	3.02%	9.88%	8.54%	1.33%	(0.90%)	12.80%	4.53%	(0.12%)	2.08%